Changes in Stockholders’ Equity (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 19, 2024	Jan. 26, 2024	Jan. 05, 2024	Nov. 01, 2023	Oct. 26, 2023	Aug. 17, 2023	Apr. 30, 2022	Jan. 17, 2022	Feb. 29, 2024	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares authorized										8,000,000	8,000,000	8,000,000	8,000,000
Preferred stock par value										$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized										80,000,000	80,000,000	80,000,000	80,000,000
Common stock par value										$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock shares issued										4,121,346	4,121,346	4,044,252	1,200,769
Stock issued during period, shares, issued for services					12,500		1,000	4,920
Stock issued during period, value, issued for services							$ 4,125	$ 20,295			$ 149,594	$ 159,140	$ 24,420
P C G Advisory Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services			22,500						22,500	22,500
Stock issued during period, value, issued for services			$ 36,019
2022 Equity Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services	16,836	60,258		24,478	12,500	44,334
Stock issued during period, value, issued for services	$ 44,278	$ 69,297		$ 40,389	$ 19,000	$ 99,751
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares authorized												8,000,000
Common stock par value												$ 0.001
Common stock shares issued												4,044,252
Common stock shares authorized											Each holder of common stock is entitled to one vote for each share of common stock held.	Each holder of common stock is entitled to one vote for each share of common stock held
Stock issued during period, shares, issued for services											77,094	81,312	5,920
Stock issued during period, value, issued for services											$ 77	$ 81	$ 6